Property, Plant and Equipment (Details) - HKD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 171,197	$ 157,621
Accumulated depreciation and amortization	(25,563)	(18,312)
Construction in progress	49,078	14,473
Property, plant and equipment, net	194,712	153,782
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	136,099	136,099
Plant and machineries [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,121	0
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	694	694
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	488	38
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,814	1,814
Land use rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 27,981	$ 18,976